Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Sub Total [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 34,246	$ 8,269,563	$ (6,008,855)	$ (410,750)	$ 1,884,204	$ (616,208)	$ 1,267,996
Beginning balance, shares at Dec. 31, 2020	34,246,498
Stock based compensation	$ 2,031	787,143			789,173		789,173
Stock based compensation, shares	2,030,744
Stock issued for services	$ 1,653	240,347			242,000		242,000
Stock issued for services, shares	1,652,591
Stock issued as debt discount	$ 154	462,365			462,519		462,519
Stock issued as debt discount , shares	154,173
Stock issued upon acquisition of Globe Net	$ 6,062	357,417			363,479		363,479
Stock issued upon acquisition of Globe Net, shares	6,061,667
Foreign currency translation adjustment				(19,505)	(19,505)		(19,505)
Non-controlling interest						(33,646)	(33,646)
Net loss			(7,077,463)		(7,077,463)		(7,077,463)
Ending balance, value at Dec. 31, 2021	$ 44,685	10,116,296	(13,086,318)	(430,255)	(3,355,592)	(649,854)	(4,005,446)
Ending balance, shares at Dec. 31, 2021	44,685,673
Stock based compensation		439,053			439,053		439,053
Stock issued for services	$ 3,586	3,553,546			3,557,132		3,557,132
Stock issued for services, shares	3,584,344
Foreign currency translation adjustment				182,495	182,495		182,495
Non-controlling interest						(87,905)	(87,905)
Net loss			(8,544,923)		(8,544,923)		(8,544,923)
Stock Issued During Period, Value, Conversion of Units	$ 4,114	823,886			828,000		828,000
Conversion of convertible notes and accrued interest to common stock , shares	4,114,816
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 74	199,926			200,000		200,000
Shares issued as debt issuance cost , shares	74,488
Ending balance, value at Dec. 31, 2022	$ 53,442	$ 19,391,400	$ (21,631,241)	$ (247,760)	$ (2,434,159)	$ (737,759)	$ (3,171,918)
Ending balance, shares at Dec. 31, 2022	53,442,147